Schedule of Geographical Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Year ended December 31
Revenue	$ 16,797,366	$ 9,375,029
Finance cost	2,249,055	79,693	$ 302,413
Depletion	5,119,174	1,451,032	415,686
Depreciation	175,764	145,035	31,768
Accretion of asset retirement obligation	219,536	264,075	91,983
Stock-based compensation	2,397,261	2,118,917	336,366
Gain on debt extinguishment	8,500	97,051
Loss on impairment of assets held for sale	1,556,787
Gain on net monetary position	18,984,099	1,826,495
Net income (loss)	(1,102,194)	(6,121,754)	(4,893,126)
As at December 31
Non-current assets	53,745,774	30,791,521
Impairment of exploration and evaluation assets		3,101,343
CANADA
Year ended December 31
Revenue
Finance cost	2,202,324	79,693
Depletion
Depreciation	8,497	4,826
Accretion of asset retirement obligation
Stock-based compensation	2,397,261	2,118,917
Gain on debt extinguishment	8,500	97,051
Loss on impairment of assets held for sale
Gain on net monetary position
Net income (loss)	(8,958,570)	(6,684,988)
As at December 31
Non-current assets	35,021	42,781
Impairment of exploration and evaluation assets
TÃœRKIYE
Year ended December 31
Revenue	16,797,366	9,375,029
Finance cost	46,731
Depletion	5,119,174	1,451,032
Depreciation	167,267	140,209
Accretion of asset retirement obligation	219,536	264,075
Stock-based compensation
Gain on debt extinguishment
Loss on impairment of assets held for sale	1,556,787
Gain on net monetary position	18,984,099	1,826,495
Net income (loss)	7,861,094	3,577,954
As at December 31
Non-current assets	53,710,753	30,748,740
Impairment of exploration and evaluation assets
BULGARIA
Year ended December 31
Revenue
Finance cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Gain on debt extinguishment
Loss on impairment of assets held for sale
Gain on net monetary position
Net income (loss)	(4,718)	(3,014,720)
As at December 31
Non-current assets
Impairment of exploration and evaluation assets		$ 3,101,343